Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Schedule of Disaggregated Revenue [Line Items]
Total real estate service revenue	$ 229,536		$ 219,384		$ 1,046,903		$ 300,783
Revenue from property purchases and sales through Cash Offer					6,568,404		1,069,072
Total revenues	5,709,426	[1]	1,143,928	[1]	7,615,307	[2]	1,369,855	[2]
Real estate agency commission [Member]
Schedule of Disaggregated Revenue [Line Items]
Total real estate service revenue	211,517		207,382		781,351		261,705
Property management service [Member]
Schedule of Disaggregated Revenue [Line Items]
Total real estate service revenue	1,767		5,752		16,276		17,225
Home renovation service [Member]
Schedule of Disaggregated Revenue [Line Items]
Total real estate service revenue	9,952		2,200		245,226		8,353
Mortgage referral fee [Member]
Schedule of Disaggregated Revenue [Line Items]
Total real estate service revenue	$ 6,300		$ 4,050		$ 4,050		$ 13,500

[1]	Segment revenues represent revenues from external customers and are consistent with consolidated net revenues as reported in the Company’s consolidated statements of income. The Company had no intra-entity sales or transfers for the periods presented.
[2]	Segment revenues represent revenues from external customers and are consistent with consolidated net revenues as reported in the Company’s consolidated statements of income. The Company had no intra-entity sales or transfers for the years presented.